Consolidated shareholders’ equity - Summary of Movements Share Capital (Details) - shares								12 Months Ended
		Jul. 30, 2025	Apr. 23, 2025	Mar. 13, 2025	Dec. 04, 2024	Jul. 24, 2024	Jul. 27, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Ending balance (in shares)								1,219,502,152
Share capital | Sanofi
Disclosure of classes of share capital [line items]
Beginning balance (in shares)								1,263,122,721	1,264,799,969	1,260,835,732
Capital increase by exercise of stock subscription options (in shares)	[1]							171,150	398,569	504,956
Capital increase by issuance of restricted shares (in shares)	[2]							1,601,921	1,479,787	1,330,558
Capital increase reserved for employees (in shares)		2,377,570				2,244,396	2,128,723
Reduction in share capital by cancellation of treasury shares (in shares)		(2,664,871)	(7,506,793)	(29,556,650)	(5,800,000)			(8,042,896)
Ending balance (in shares)								1,219,502,152	1,263,122,721	1,264,799,969

[1]	(a)Shares issued on exercise of Sanofi stock subscription options.
[2]	(b)Shares vesting under restricted share plans and issued in the period